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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                                   Suite 2400
                             Chicago, Illinois 60603


       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2006 - June 30, 2007



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ITEM 1: PROXY VOTING RECORD

     There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2006 through June 30, 2007 with respect to which the registrant was entitled to vote.


                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.


By: /s/ David P. Behnke
    -----------------------------
    David P. Behnke, President


Date: August 1, 2007

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                                                      PLAN INVESTMENT FUND, INC.

                                                                   ADMINISTRATOR
                                              BCS FINANCIAL SERVICES CORPORATION

                                                             2 Mid America Plaza
                                                                       Suite 200
                                                Oakbrook Terrace, Illinois 60181
                                                                  (630) 472-7700
August 1, 2007


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:  PLAN INVESTMENT FUND, INC. (THE "FUND")
              FILE NO. 811-04379

Ladies and Gentlemen:

     Enclosed for filing with the Commission is a Form N-PX Annual Report of proxy voting record of registered management investment company (the "Report") for the Fund. The Report covers the period from July 1, 2006 through June 30, 2007.

     In connection with this filing, the Fund acknowledges that:

          (i) The Fund is responsible for the adequacy and accuracy of the disclosure in its filings with the Commission;

          (ii) SEC staff comments or changes to disclosure in response to SEC staff comments on the filings reviewed by the SEC staff do not foreclose the Commission from taking any action with respect to the filings; and

          (iii) The Fund may not assert SEC staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please contact the undersigned or Robert Weber of Seyfarth Shaw LLP in connection with any comments or questions concerning this filing. The direct dial number of the undersigned is (630) 472-7731 and Mr. Weber's direct dial number is (312) 460-5961.

                                            Very truly yours,

                                            PLAN INVESTMENT FUND, INC.


                                            By: /s/ David P. Behnke
                                                -------------------------
                                                Name:  David P. Behnke
                                                Title: President


cc: Mr. Robert F. Weber